Condensed Quarterly Consolidated Statement of Cash Flows - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	¥ 1,498,697	¥ 1,770,185
Depreciation and amortization	1,218,187	1,190,951
Interest income and interest costs related to financial services, net	(179,525)	(153,554)
Share of profit (loss) of investments accounted for using the equity method	(201,474)	(275,702)
Income tax expense	371,292	623,575
Changes in operating assets and liabilities, and other	(891,402)	(982,859)
Interest received	586,251	603,379
Dividends received	286,345	317,043
Interest paid	(329,170)	(369,929)
Income taxes paid, net of refund	(525,113)	(718,593)
Net cash provided by (used in) operating activities	1,834,089	2,004,496
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(953,430)	(963,240)
Additions to equipment leased to others	(1,596,399)	(1,734,289)
Proceeds from sales of fixed assets excluding equipment leased to others	28,195	26,934
Proceeds from sales of equipment leased to others	1,000,085	1,064,857
Additions to intangible assets	(200,780)	(206,262)
Additions to public and corporate bonds and stocks	(1,803,956)	(1,182,554)
Proceeds from sales of public and corporate bonds and stocks and upon maturity of public and corporate bonds	1,712,421	1,616,283
Other, net	(1,875,215)	(347,084)
Net cash provided by (used in) investing activities	(3,689,079)	(1,725,356)
Cash flows from financing activities
Increase (decrease) in short-term debt	(762,114)	228,070
Proceeds from long-term debt	7,230,747	4,115,284
Payments of long-term debt	(3,811,132)	(3,305,218)
Dividends paid to Toyota Motor Corporation common shareholders	(625,514)	(618,801)
Dividends paid to non-controlling interests	(35,858)	(54,716)
Reissuance (repurchase) of treasury stock	199,937	(370,329)
Net cash provided by (used in) financing activities	2,196,066	(5,710)
Effect of exchange rate changes on cash and cash equivalents	40,466	(28,499)
Net increase (decrease) in cash and cash equivalents	381,542	244,931
Cash and cash equivalents at beginning of year	4,098,450	3,602,805
Cash and cash equivalents reclassified to assets held for sale		(49,010)
Cash and cash equivalents at end of year	¥ 4,479,992	¥ 3,798,726